Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 487,196,000
Property, plant and equipment at end of the year	486,678,000	$ 487,196,000
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	58,562,000
Property, plant and equipment at end of the year	60,271,000	58,562,000
Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	276,356,000
Property, plant and equipment at end of the year	262,658,000	276,356,000
Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	8,556,000
Property, plant and equipment at end of the year	9,110,000	8,556,000
Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	43,962,000
Property, plant and equipment at end of the year	47,627,000	43,962,000
Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	66,663,000
Property, plant and equipment at end of the year	63,126,000	66,663,000
Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,030,000
Property, plant and equipment at end of the year	4,910,000	1,030,000
Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	18,539,000
Property, plant and equipment at end of the year	19,401,000	18,539,000
Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	13,527,000
Property, plant and equipment at end of the year	19,575,000	13,527,000
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,703,354,000	1,699,092,000
Additions	83,415,000	102,471,000
Disposals and other	(58,569,000)	(34,109,000)
Transfers from/(to) other accounts	(642,000)
Exchange differences	132,632,000	(64,100,000)
Property, plant and equipment at end of the year	1,860,190,000	1,703,354,000
Gross carrying amount | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	226,048,000	181,037,000
Additions	38,000	65,000
Disposals and other	(2,116,000)	(97,000)
Transfers from/(to) other accounts	2,032,000	51,924,000
Exchange differences	22,841,000	(6,881,000)
Property, plant and equipment at end of the year	248,843,000	226,048,000
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,214,411,000	1,197,462,000
Additions	545,000	3,415,000
Disposals and other	(47,295,000)	(28,173,000)
Transfers from/(to) other accounts	75,586,000	87,623,000
Exchange differences	93,792,000	(45,916,000)
Property, plant and equipment at end of the year	1,337,039,000	1,214,411,000
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	17,477,000	7,205,000
Additions	521,000	5,693,000
Disposals and other	(775,000)	(993,000)
Transfers from/(to) other accounts	289,000	6,369,000
Exchange differences	2,177,000	(797,000)
Property, plant and equipment at end of the year	19,689,000	17,477,000
Gross carrying amount | Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	66,032,000	145,206,000
Additions	66,987,000	76,097,000
Disposals and other	(57,000)
Transfers from/(to) other accounts	(78,529,000)	(148,021,000)
Exchange differences	5,333,000	(7,250,000)
Property, plant and equipment at end of the year	59,766,000	66,032,000
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	69,714,000	67,091,000
Transfers from/(to) other accounts	(3,377,000)	2,700,000
Exchange differences	365,000	(77,000)
Property, plant and equipment at end of the year	66,702,000	69,714,000
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	29,712,000	33,706,000
Additions	516,000	150,000
Disposals and other	(37,000)
Transfers from/(to) other accounts	3,357,000	(3,813,000)
Exchange differences	1,247,000	(331,000)
Property, plant and equipment at end of the year	34,795,000	29,712,000
Gross carrying amount | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	51,524,000	41,314,000
Additions	7,635,000	13,201,000
Disposals and other	(4,727,000)	(4,579,000)
Transfers from/(to) other accounts		3,218,000
Exchange differences	4,065,000	(1,630,000)
Property, plant and equipment at end of the year	58,497,000	51,524,000
Gross carrying amount | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	28,436,000	26,071,000
Additions	7,173,000	3,850,000
Disposals and other	(3,562,000)	(267,000)
Exchange differences	2,812,000	(1,218,000)
Property, plant and equipment at end of the year	34,859,000	28,436,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(1,000,207,000)	(997,127,000)
Disposals and other	43,522,000	30,959,000
Transfers from/(to) other accounts	80,000
Exchange differences	(88,082,000)	40,950,000
Depreciation and amortization for the period	(83,035,000)	(74,989,000)
Property, plant and equipment at end of the year	(1,127,722,000)	(1,000,207,000)
Accumulated depreciation | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(133,167,000)	(119,009,000)
Disposals and other	2,116,000	101,000
Transfers from/(to) other accounts	64,000	(15,742,000)
Exchange differences	(11,768,000)	4,486,000
Depreciation and amortization for the period	(2,934,000)	(3,003,000)
Property, plant and equipment at end of the year	(145,689,000)	(133,167,000)
Accumulated depreciation | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(801,564,000)	(821,272,000)
Disposals and other	33,455,000	25,847,000
Transfers from/(to) other accounts	195,000	20,285,000
Exchange differences	(70,610,000)	33,987,000
Depreciation and amortization for the period	(68,832,000)	(60,411,000)
Property, plant and equipment at end of the year	(907,356,000)	(801,564,000)
Accumulated depreciation | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(5,993,000)	(1,149,000)
Disposals and other	255,000	165,000
Transfers from/(to) other accounts	(68,000)	(4,981,000)
Exchange differences	(724,000)	361,000
Depreciation and amortization for the period	(273,000)	(389,000)
Property, plant and equipment at end of the year	(6,803,000)	(5,993,000)
Accumulated depreciation | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(3,051,000)	(2,840,000)
Depreciation and amortization for the period	(525,000)	(211,000)
Property, plant and equipment at end of the year	(3,576,000)	(3,051,000)
Accumulated depreciation | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(10,146,000)	(10,317,000)
Disposals and other	37,000
Exchange differences	(1,068,000)	353,000
Depreciation and amortization for the period	(166,000)	(182,000)
Property, plant and equipment at end of the year	(11,343,000)	(10,146,000)
Accumulated depreciation | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(32,204,000)	(30,244,000)
Disposals and other	4,097,000	4,579,000
Transfers from/(to) other accounts	(111,000)	438,000
Exchange differences	(2,608,000)	1,234,000
Depreciation and amortization for the period	(7,672,000)	(8,211,000)
Property, plant and equipment at end of the year	(38,498,000)	(32,204,000)
Accumulated depreciation | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(14,082,000)	(12,296,000)
Disposals and other	3,562,000	267,000
Exchange differences	(1,304,000)	529,000
Depreciation and amortization for the period	(2,633,000)	(2,582,000)
Property, plant and equipment at end of the year	(14,457,000)	(14,082,000)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(215,951,000)	(200,568,000)
Disposals and other	15,092,000	1,342,000
Exchange differences	(17,029,000)	8,215,000
Impairment losses for the period	(27,902,000)	(24,940,000)
Property, plant and equipment at end of the year	(245,790,000)	(215,951,000)
Impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(34,319,000)	(22,680,000)
Transfers from/(to) other accounts		(11,166,000)
Exchange differences	(2,104,000)	415,000
Impairment losses for the period	(6,460,000)	(888,000)
Property, plant and equipment at end of the year	(42,883,000)	(34,319,000)
Impairment | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(136,491,000)	(77,617,000)
Disposals and other	14,078,000	1,342,000
Transfers from/(to) other accounts	(19,011,000)	(45,529,000)
Exchange differences	(12,054,000)	3,418,000
Impairment losses for the period	(13,547,000)	(18,105,000)
Property, plant and equipment at end of the year	(167,025,000)	(136,491,000)
Impairment | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(2,928,000)	(2,752,000)
Disposals and other	384,000
Transfers from/(to) other accounts		877,000
Exchange differences	(402,000)	299,000
Impairment losses for the period	(830,000)	(1,352,000)
Property, plant and equipment at end of the year	(3,776,000)	(2,928,000)
Impairment | Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(22,070,000)	(78,150,000)
Transfers from/(to) other accounts	19,011,000	55,817,000
Exchange differences	(2,400,000)	4,047,000
Impairment losses for the period	(6,680,000)	(3,784,000)
Property, plant and equipment at end of the year	(12,139,000)	(22,070,000)
Impairment | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(18,536,000)	(18,542,000)
Exchange differences	(6,000)	6,000
Property, plant and equipment at end of the year	(18,542,000)	(18,536,000)
Impairment | Other Items of Leased Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(781,000)
Disposals and other	630,000
Exchange differences	(63,000)	30,000
Impairment losses for the period	(385,000)	(811,000)
Property, plant and equipment at end of the year	(599,000)	(781,000)
Impairment | Other Items of Leased Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(827,000)	(827,000)
Property, plant and equipment at end of the year	$ (827,000)	$ (827,000)